Exhibit 99.5

Rebuttal Findings 11.20.2025

Seller:

Deal ID:

Total Loan Count: 473

Loans by Grade in Population
Loan Grade	Count	Percentage
1	368	77.80%
2	44	9.30%
3	61	12.90%

Trade Summary
Loan Status	Count	Percentage
Review Complete	409	86.47%
In Rebuttal	64	13.53%

Rebuttal Findings 11.20.2025

Seller:

Deal ID:

Total Loan Count: 473

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	109	109	109	61	48	0	0	61	0	41	7
2	4	0	0	4	0	0	0	0	0	4	0
1	1306	0	0	1306	0	0	0	0	0	0	1306

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	11	7	0	4	0	0	4
Security Instrument - Incomplete	5	1	0	4	0	0	4
Security Instrument - Inaccurate	3	3	0	0	0	0	0
Security Instrument - Name Discrepancy	2	2	0	0	0	0	0
Note - Missing Signature	1	1	0	0	0	0	0
Valuation	102	102	0	0	61	0	41
Appraisal - Value is not supported within a 10% variance	102	102	0	0	61	0	41